Quarterly Information (Unaudited)	12 Months Ended
Jun. 30, 2015
Quarterly Information (Unaudited) [Abstract]
Quarterly information (unaudited)
14	Quarterly information (unaudited)

As described in Note 2 to the Consolidated Financial Statements, we have restated our historical consolidated financial statements for the previously issued years ended June 30, 2015 and June 30, 2014 and consolidated financial statements for each of the quarters in the years then ended as well as the quarters ended March 31, 2013 and June 30, 2013.

The following quarterly financial information reflects the impacts of the restatement adjustments relating to the change in fair value of the derivative liability, net loss, loss per share, derivative liability, warrants, additional paid in capital, and deficit for the quarters ended March 31, 2013, June 30, 2013, September 30, 2013, December 31, 2013, March 31, 2014, September 30, 2014, December 31, 2014, and March 31, 2015.

	March 31, 2013 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	7,532,835	-	7,532,835
Taxes and other receivables	76,894	-	76,894
Prepaid expenses	83,530	-	83,530

	7,693,259	-	7,693,259

Liabilities

Current liabilities
Accounts payable and accrued liabilities	578,893	-	578,893
Related party payables	296,059	-	296,059

	874,952	-	874,952

Loan payable to Valent	266,307	-	266,307

Stock option liability	183,499	-	183,499

Derivative liability	8,387,626	3,736,320	12,123,946

	9,712,384	3,736,320	13,448,704

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 share outstanding as of March 31, 2013	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
30,635,009 at March 31, 2013	30,635	-	30,635

Additional paid-in capital	6,466,498	-	6,466,498

Warrants	6,441,700	(6,288,594)	153,106

Accumulated deficit	(14,979,136)	2,552,274	(12,426,862)

Accumulated other comprehensive income	21,178	-	21,178

	(2,019,125)	(3,736,320)	(5,755,445)

	7,693,259	-	7,693,259

	March 31, 2013 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	631,947	-	631,947
General and administrative	920,377	-	920,377

	1,552,324	-	1,552,324

Other (income) loss
Change in fair value of derivative liability	2,543,574	(2,552,274)	(8,700)
Issuance of shares to Valent for future royalty reduction	598,000	-	598,000
Derivative issue costs	2,713,220	-	2,713,220
Foreign exchange (gain) loss	(3,754)	-	(3,754)
Interest expense	1,955	-	1,955

	5,852,995	(2,552,274)	3,300,721

Net and comprehensive loss for the period	7,405,319	(2,552,274)	4,853,045

Basic and diluted loss per share	0.30	(0.10)	0.20

Weighted average number of shares	24,316,325	-	24,316,325

	June 30, 2013 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	6,282,992	-	6,282,992
Taxes and other receivables	16,894	-	16,894
Prepaid expenses	221,262	-	221,262
Deferred costs	-	-	-

	6,521,148	-	6,521,148

Liabilities

Current liabilities
Accounts payable and accrued liabilities	431,227	-	431,227
Related party payables	236,462	-	236,462

	667,689	-	667,689

Loan payable to Valent	268,299	-	268,299

Stock option liability	311,257	-	311,257

Derivative liability	12,986,827	5,113,500	18,100,327

	14,234,072	5,113,500	19,347,572

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 share outstanding as of June 30, 2013	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
31,150,009 at June 30, 2013	31,150	-	31,150

Additional paid-in capital	7,585,810	-	7,585,810

Warrants	6,441,700	(6,288,594)	153,106

Accumulated deficit	(21,792,762)	1,175,094	(20,617,668)

Accumulated other comprehensive income	21,178	-	21,178

	(7,712,924)	(5,113,500)	(12,826,424)

	6,521,148	-	6,521,148

	June 30, 2013 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	584,412	-	584,412
General and administrative	1,654,380	-	1,654,380

	2,238,792	-	2,238,792

Other (income) loss
Change in fair value of derivative liability	4,599,201	1,377,180	5,976,381
Issuance of shares to Valent for future royalty reduction	-	-	-
Derivative issuance costs	-	-	-
Foreign exchange (gain) loss	(25,179)	-	(25,179)
Interest expense	1,992	-	1,992
Interest income	(1,180)	-	(1,180)

	4,574,834	1,377,180	5,952,014

Net and comprehensive loss for the period	6,813,626	1,377,180	8,190,806

Basic and diluted loss per share	0.22	0.04	0.26

Weighted average number of shares	30,974,569	-	30,974,569

	September 30, 2013 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	5,170,812	-	5,170,812
Taxes and other receivables	11,755	-	11,755
Prepaid expenses	210,469	-	210,469

	5,393,036	-	5,393,036

Liabilities

Current liabilities
Accounts payable and accrued liabilities	210,608	-	210,608
Related party payables	217,151	-	217,151

	427,759	-	427,759

Loan payable to Valent	270,328	-	270,328

Stock option liability	208,776	-	208,776

Derivative liability	4,790,468	2,081,055	6,871,523

	5,697,331	2,081,055	7,778,386

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 share outstanding as of September 30, 2013	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
31,519,819 at September 30, 2013	31,520	-	31,520

Additional paid-in capital	8,439,437	(136,800)	8,302,637

Warrants	6,202,100	(6,048,994)	153,106

Accumulated deficit	(14,998,530)	4,104,739	(10,893,791)

Accumulated other comprehensive income	21,178	-	21,178

	(304,295)	(2,081,055)	(2,385,350)

	5,393,036	-	5,393,036

	September 30, 2013 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	560,235	-	560,235
General and administrative	741,368	-	741,368

	1,301,603	-	1,301,603

Other (income) loss
Change in fair value of derivative liability	(8,094,339)	(2,929,646)	(11,023,985)
Issuance of shares to Valent for future royalty reduction	-	-	-
Derivative issuance costs	-	-	-
Foreign exchange (gain) loss	(2,834)	-	(2,834)
Interest expense	2,029	-	2,029
Interest income	(691)	-	(691)

	(8,095,835)	(2,929,646)	(11,025,481)

Net and comprehensive income for the period	(6,794,232)	(2,929,646)	(9,723,878)

Basic income per share	(0.22)	(0.09)	(0.31)
Diluted income per share	(0.02)	-	(0.02)

Basic weighted average number of shares	31,430,566	-	31,430,566
Diluted weighted average number of shares	41,671,789	-	41,671,789

	December 31, 2013 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	4,136,803	-	4,136,803
Taxes and other receivables	11,062	-	11,062
Prepaid expenses	170,883	-	170,883

	4,318,748	-	4,318,748

Liabilities

Current liabilities
Accounts payable and accrued liabilities	140,457	-	140,457
Related party payables	109,030	-	109,030

	249,487	-	249,487

Loan payable to Valent	272,372	-	272,372

Stock option liability	212,561	-	212,561

Derivative liability	4,402,306	1,855,370	6,257,676

	5,136,726	1,855,370	6,992,096

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 share outstanding at December 31, 2013	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
31,534,819 Issued at December 31, 2013	31,535	-	31,535

Additional paid-in capital	8,791,715	(136,800)	8,654,915

Warrants	6,202,100	(6,048,994)	153,106

Accumulated deficit	(15,864,506)	4,330,424	(11,534,082)

Accumulated other comprehensive income	21,178	-	21,178

	(817,978)	(1,855,370)	(2,673,348)

	4,318,748	-	4,318,748

	December 31, 2013 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	566,060	-	566,060
General and administrative	636,182	-	636,182

	1,202,242	-	1,202,242

Other (income) loss
Change in fair value of derivative liability	(372,487)	(225,685)	(598,172)
Foreign exchange (gain) loss	34,797	-	34,797
Interest expense	2,044	-	2,044
Interest income	(620)	-	(620)

	(336,266)	(225,685)	(561,951)

Net and comprehensive loss for the period	865,976	(225,685)	640,291

Basic and diluted loss per share	0.03	(0.01)	0.02

Weighted average number of shares	31,523,732	-	31,523,732

	March 31, 2014 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	3,474,150	-	3,474,150
Taxes and other receivables	10,419	-	10,419
Prepaid expenses	269,584	-	269,584

	3,754,153	-	3,754,153

Liabilities

Current liabilities
Accounts payable and accrued liabilities	404,413	-	404,413
Related party payables	35,798	-	35,798

	440,211	-	440,211

Loan payable to Valent	274,387	-	274,387

Stock option liability	241,863	-	241,863

Derivative liability	5,857,991	2,530,555	8,388,546

	6,814,452	2,530,555	9,345,007

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 share outstanding at March 31, 2014
	-	-	-
Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
32,082,132 at March 31, 2014	32,082	-	32,082

Additional paid-in capital	9,748,010	(136,800)	9,611,210

Warrants	6,201,544	(6,048,994)	152,550

Accumulated deficit	(19,063,113)	3,655,239	(15,407,874)

Accumulated other comprehensive income	21,178	-	21,178

	(3,060,299)	(2,530,555)	(5,590,854)

	3,754,153	-	3,754,153

	March 31, 2014 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	618,869	-	618,869
General and administrative	966,923	-	966,923

	1,585,792	-	1,585,792

Other (income) loss
Change in fair value of derivative liability	1,599,349	675,185	2,274,534
Issuance of shares to Valent for future royalty reduction	-	-	-
Derivative issuance costs	-	-	-
Foreign exchange (gain) loss	11,947	-	11,947
Interest expense	2,015	-	2,015
Interest income	(496)	-	(496)

	1,612,815	675,185	2,288,000

Net and comprehensive loss for the period	3,198,607	675,185	3,873,792

Basic and diluted loss per share	0.10	0.02	0.12

Weighted average number of shares	31,659,791	-	31,659,791

	September 30, 2014 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	4,315,746	-	4,315,746
Taxes and other receivables	19,340	-	19,340
Prepaid expenses	162,246	-	162,246

	4,497,332	-	4,497,332

Liabilities

Current liabilities
Accounts payable and accrued liabilities	293,989	-	293,989
Related party payables	41,674	-	41,674

	335,663	-	335,663

Loan payable to Valent	-	-	-

Stock option liability	182,065	-	182,065

Derivative liability	3,458,662	1,976,015	5,434,677

	3,976,390	1,976,015	5,952,405

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
Issued and outstanding
278,530 Series A shares at September 30, 2014	278,530	-	278,530
1 special voting share at September 30, 2014
	-	-	-
Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
36,842,070 at September 30, 2014	36,842	-	36,842

Additional paid-in capital	13,982,362	(136,800)	13,845,562

Warrants	6,187,805	(6,048,994)	138,811

Accumulated deficit	(19,985,775)	4,209,779	(15,775,996)

Accumulated other comprehensive income	21,178	-	21,178

	520,942	(1,976,015)	(1,455,073)

	4,497,332	-	4,497,332

	September 30, 2014 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	671,627	-	671,627
General and administrative	445,000	-	445,000

	1,116,627	-	1,116,627

Other (income) loss
Change in fair value of derivative liability	368,594	194,375	562,969
Change in fair value of derivative liability due to change in warrant terms	(167,190)	-	(167,190)
Foreign exchange (gain) loss	2,391	-	2,391
Interest expense	2,091	-	2,091
Interest income	(152)	-	(152)

	205,734	194,375	400,109

Net and comprehensive loss for the period	1,322,361	194,375	1,516,736

Basic and diluted loss per share	0.04	-	0.04

Weighted average number of shares	36,451,014	-	36,451,014

	December 31, 2014 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	3,958,439	-	3,958,439
Taxes and other receivables	14,082	-	14,082
Prepaid expenses	155,857	-	155,857

	4,128,378	-	4,128,378

Liabilities

Current liabilities
Accounts payable and accrued liabilities	256,527	-	256,527
Related party payables	37,659	-	37,659

	294,186	-	294,186

Loan payable to Valent	-	-	-

Stock option liability	180,350	-	180,350

Derivative liability	1,567,291	1,518,889	3,086,180

	2,041,827	1,518,889	3,560,716

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
Issued and outstanding
278,530 Series A shares at December 31, 2014	278,530	-	278,530
1 special voting share at December 31, 2014	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
38,580,306 at December 31, 2014	38,580		38,580

Additional paid-in capital	16,625,081	(136,800)	16,488,281

Warrants	6,187,805	(6,048,994)	138,811

Accumulated deficit	(21,064,623)	4,666,905	(16,397,718)

Accumulated other comprehensive income	21,178	-	21,178

	2,086,551	(1,518,889)	567,662

	4,128,378	-	4,128,378

	December 31, 2014 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	612,169	-	612,169
General and administrative	656,229	-	656,229

	1,268,398	-	1,268,398

Other (income) loss
Change in fair value of derivative liability	(435,200)	(457,126)	(892,326)
Change in fair value of derivative liability due to change in warrant terms	143,532	-	143,532
Loss on exchange of warrants	92,843	-	92,843
Foreign exchange (gain) loss	7,295	-	7,295
Interest expense	-	-	-
Interest income	(109)	-	(109)

	(191,639)	(457,126)	(648,765)

Net and comprehensive loss for the period	1,076,759	(457,126)	619,633

Basic and diluted loss per share	0.03	(0.01)	0.02

Basic weighted average number of shares	37,798,183	-	37,798,183

	March 31, 2015 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	3,006,598	-	3,006,598
Taxes and other receivables	49,044	-	49,044
Prepaid expenses	357,639	-	357,639

	3,413,281	-	3,413,281

Liabilities

Current liabilities
Accounts payable and accrued liabilities	486,175	-	486,175
Related party payables	43,503	-	43,503

	529,678	-	529,678

Loan payable to Valent	-	-	-

Stock option liability	179,445	-	179,445

Derivative liability	1,487,137	1,956,471	3,443,608

	2,196,260	1,956,471	4,152,731

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
Issued and outstanding
278,530 Series A shares at March 31, 2015	278,530	-	278,530
1 special voting share at March 31, 2015	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
39,455,931 at March 31, 2015	39,456	-	39,456

Additional paid-in capital	17,455,279	(136,800)	17,318,479

Warrants	6,138,426	(6,048,994)	89,432

Accumulated deficit	(22,715,848)	4,229,323	(18,486,525)

Accumulated other comprehensive income	21,178	-	21,178

	1,217,021	(1,956,471)	(739,450)

	3,413,281	-	3,413,281

	March 31, 2015 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	641,839	-	641,839
General and administrative	500,753	-	500,753

	1,142,592	-	1,142,592

Other (income) loss
Change in fair value of derivative liability	343,569	437,583	781,152
Change in fair value of derivative liability due to change in warrant terms	-	-	-
Loss on exchange of warrants	156,219	-	156,219
Foreign exchange (gain) loss	6,826	-	6,826
Interest expense	-	-	-
Interest income	(70)	-	(70)

	506,544	437,583	944,127

Net and comprehensive loss for the period	1,649,136	437,583	2,086,719

Basic and diluted loss per share	0.04	0.01	0.05

Weighted average number of shares	38,976,827	-	38,976,827